OTHER NON-CURRENT ASSET	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSET
OTHER NON-CURRENT ASSET

8     OTHER NON-CURRENT ASSET

Other non-current assets consist of the following:

		Year Ended December 31,
		2017	2018
		RMB	RMB
Other non-current assets:
Rent and property management deposits		32,973	48,434
Housing loans made to employees	(a)	11,339	29,893
Prepayment for equipment and leasehold improvement		11,717	13,089
Pledge loans to employees	(b)	9,026	11,346
Other loans to employees		8,816	7,197
Others		4,380	12,041
Total other non-current assets		78,251	122,000

(a)	Starting from 2016, the Company began to provide five-year loans with the annual interest rate of 3.325% to the employees, for their purchase of houses.

(b)

Starting from 2016, the Company began to provide five-year loans with the annual interest rate of 5% to the employees pledged by their share options. The interest was paid monthly and the principal was repaid upon maturity.